COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Aggregate Minimum Lease Commitments
Aggregate minimum rental payments under non-cancelable operating leases as of December 31, 2013, are (in the aggregate) and for each succeeding fiscal year below:

2014	3,109
2015	1,811
2016	995
2017	634
2018 and thereafter	66

$6,615